NOTES AND CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Conversion [Line Items]
Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties

As of September 30, 2025 and December 31, 2024, the Company's outstanding debt consisted of the following:

	September 30, 2025	December 31, 2024
Current portion of notes payable:
Indigo Capital Convertible Notes	$4,473,515	$—
AZ Promissory Note (related party)	2,679,500	$—
TAG Promissory Note (related party)	1,666,126	—
Diagonal Convertible Notes	641,790	—
Agile Note	435,800	—
Brick Lane Convertible Notes	333,526	—
Bomore Convertible Notes	291,309	—
Boot Convertible Note	177,098	—
Torcross Convertible Note	145,654	—
Liqueous Obligation	10,545	1,053,824
Senior Convertible Notes Issued June 2023	—	4,683,069
Junior Notes Issued November 2023	—	2,369,122
August 2024 Convertible Notes	—	537,375
Additional August 2024 Convertible Notes	—	687,315
Unamortized debt discount and deferred financing costs	—	(88,522)
Current portion of notes payable	$10,854,863	$9,242,183

As of December 31, 2024 and 2023, the Company's outstanding debt consisted of the following. Please refer to the remainder of this footnote for more information on the debt issued during the periods presented.

	2024	2023
Current portion of notes payable:
Junior Notes Issued November 2023	$2,369,122	$5,500,000
August 2024 Convertible Notes	537,375	—
Additional August 2024 Convertible Notes	687,315	—
Promissory Note	1,053,824	—
Senior Convertible Notes Issued June 2023	4,683,069	—
Unamortized debt discount and deferred financing costs	(88,522)	(3,352,008)
Current portion of notes payable	$9,242,183	$2,147,992
Long-term portion of notes payable:
Senior Convertible Notes Issued June 2023	—	6,967,951
Total debt	$9,242,183	$9,115,943

Junior Notes and Junior Note Warrants
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

Noteholder	September 30, 2025	December 31, 2024
David Seldin(1)	$—	$762,211
Eunomia, LP(2)	—	1,100,000
Total Junior Notes - related parties	$—	$1,862,211
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.

The table below summarizes the outstanding principal amount of the Junior Notes to related parties:

	Year ended December 31,
Noteholder	2024	2023
David Seldin(1)	$762,211	$1,100,000
Eunomia, LP(2)	1,100,000	1,100,000
CST Global LLC(3)	—	220,000
Total Junior Notes - related parties	$1,862,211	$2,420,000
(1)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(2)
Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.
David Michael, an affiliate of CST Global LLC, was a member of the Legacy Nuburu board of directors
Senior Convertible Notes and Senior Note Warrants [Member]
Debt Conversion [Line Items]
Summary of Convertible Notes and Note Warrants Sold to Related Parties

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

Investor	September 30, 2025	December 31, 2024
Wilson-Garling 2023 Family Trust(1)	$—	$5,138,055
Eunomia, LP(2)	—	1,027,611
Curtis N Maas Revocable Trust(3)	—	102,761
Total Senior Convertible Notes - related parties	$—	$6,268,427
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
Ron Nicol, manager of Eunomia, LP, was the Chairman of the Company’s board of directors until January 2025.
(3)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.

The table below summarizes the outstanding principal amount of the Senior Convertible Notes to related parties:

Investor	2024	2023
Wilson-Garling 2023 Family Trust(1)	$5,138,055	$5,138,055
David Seldin(2)	—	1,233,133
Eunomia, LP(3)	1,027,611	1,027,611
Curtis N Maas Revocable Trust(4)	102,761	102,761
Total Senior Convertible Notes - related parties	$6,268,427	$7,501,560
(1)
Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
(2)
David Seldin was a member of the Legacy Nuburu board of directors and at the time of the issuance was the sole manager of Anzu Nuburu LLC, Anzu Nuburu II LLC, Anzu Nuburu III LLC and Anzu Nuburu V LLC (the "Anzu SPVs"), which at that time owned more than 5% of Legacy Nuburu’s capital stock.
(3)
Ron Nicol, manager of Eunomia, LP, is the Executive Chairman of the Company’s board of directors.
(4)
Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.